Income Tax - Summary of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 373	$ 216	$ 16
Tax Losses
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	31	98
Accrued Liabilities
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	318	79	12
Exchange Differences
Disclosure Of Income Taxes [Line Items]
Deferred tax assets		14	9
Other
Disclosure Of Income Taxes [Line Items]
Deferred tax assets	$ 24	$ 25